Share-based Payment Arrangements (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Outstanding at January 1	11,509	109,419
Granted during the year	3,601,972
Forfeited during the year	157,500
Vested during the year	65,981	97,910
Outstanding at December 31	3,390,000	11,509